Consolidated Statement of Cash Flow (USD $) In Millions, except Share data	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Cash flow from operating activities:
Profit of consolidated and affiliated companies	$ 2,758		$ 827		$ 3,585
Adjustments for non-cash items:
Depreciation and amortization	2,296		2,336		1,980
Other	469		137		355
Changes in assets and liabilities, net of acquisitions:
Receivables - trade and other	(2,320)		4,014		(545)
Inventories	(2,667)		2,501		(833)
Accounts payable	2,570		(1,878)		(129)
Accrued expenses	117		(505)		660
Accrued wages, salaries and employee benefits	847		(534)		154
Customer advances	604		(646)		286
Other assets - net	358		235		(470)
Other liabilities - net	(23)		12		(371)
Net cash provided by (used for) operating activities	5,009		6,499		4,672
Cash flow from investing activities:
Capital expenditures - excluding equipment leased to others	(1,575)		(1,504)		(2,320)
Expenditures for equipment leased to others	(1,011)		(968)		(1,566)
Proceeds from disposals of leased assets and property, plant and equipment	1,469		1,242		982
Additions to finance receivables	(8,498)		(7,107)		(14,031)
Collections of finance receivables	8,987		9,288		9,717
Proceeds from sale of finance receivables	16		100		949
Investments and acquisitions (net of cash acquired)	(1,126)		(19)		(117)
Proceeds from sale of available-for-sale securities	228		291		357
Investments in available-for-sale securities	(217)		(349)		(339)
Other - net	132		(128)		197
Net cash provided by (used for) investing activities	(1,595)		846		(6,171)
Cash flow from financing activities:
Dividends paid	(1,084)		(1,029)		(953)
Distribution to noncontrolling interests			(10)		(10)
Common stock issued, including treasury shares reissued	296		89		135
Payment for stock repurchase derivative contracts					(38)
Treasury shares purchased					(1,800)
Excess tax benefit from stock-based compensation	153		21		56
Acquisitions of noncontrolling interests	(132)		(6)
Proceeds from debt issued (original maturities greater than three months):
- Machinery and Power Systems	216		458		1,673
- Financial Products	8,108		11,833		16,257
Payments on debt (original maturities greater than three months):
- Machinery and Power Systems	(1,298)		(918)		(296)
- Financial Products	(11,163)		(11,769)		(14,143)
Short-term borrowings (original maturities three months or less) - net	291		(3,884)		2,074
Net cash provided by (used for) financing activities	(4,613)		(5,215)		2,955
Effect of exchange rate changes on cash	(76)		1		158
Increase (decrease) in cash and short-term investments	(1,275)		2,131		1,614
Cash and short-term investments at beginning of period	4,867		2,736		1,122
Cash and short-term investments at end of period	3,592		4,867		2,736
Non-cash activities:
Common shares issued from treasury stock for benefit plans (in shares)	1,487,481	[1]	19,624,810	[1]
Common shares issued from treasury stock for benefit plans	$ 94	[1]	$ 718	[1]

[1]	See Note 12 regarding shares issued for benefit plans.